Summary of Significant Accounting Policies - Major Charterers (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Hyundai Merchant Marine Co., Ltd.
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage	24.00%	24.40%
Navios Corporation
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage	17.40%	11.00%	10.40%
Yang Ming Marine Transport Corporation
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage	11.40%
Cosco Bulk Carrier Co. Ltd.
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage			23.40%
Hanjin Shipping Co. Ltd
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage			11.30%
Samsun Logix
Entity Wide Revenue Major Customer [Line Items]
Customer revenue percentage			10.20%